Stock-Based Compensation Plans (Summary of Activities Regarding Stock Acquisition Rights Plan) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Number of shares
Exercised	4,525,300	2,565,700	1,269,900
Stock Acquisition Rights Plan
Number of shares
Outstanding at beginning of the fiscal year	14,005,900
Granted	2,907,300
Exercised	4,525,300
Forfeited or expired	174,000
Outstanding at end of the fiscal year	12,213,900	14,005,900
Exercisable at end of the fiscal year	5,820,800
Weighted average exercise price
Outstanding at beginning of the fiscal year	¥ 3,017
Granted	5,108
Exercised	2,819
Forfeited or expired	3,862
Outstanding at end of the fiscal year	3,665	¥ 3,017
Exercisable at end of the fiscal year	¥ 2,855
Weighted-average remaining life
Outstanding at end of the fiscal year	7 years 5 months 15 days
Exercisable at end of the fiscal year	5 years 10 months 2 days
Total intrinsic Value
Outstanding at end of the fiscal year	¥ 11,133
Exercisable at end of the fiscal year	¥ 9,867